CONSOLIDATED STATEMENTS OF INCOME - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Of Operation [Line Items]
NET SALES	R$ 82,412,210	R$ 78,345,081	R$ 43,814,661
Cost of sales	(63,661,156)	(57,527,721)	(37,884,102)
GROSS PROFIT	18,751,054	20,817,360	5,930,559
Selling expenses	(733,026)	(715,830)	(512,950)
General and administrative expenses	(1,454,592)	(1,390,121)	(1,017,435)
Other operating income	246,313	979,760	1,763,684
Other operating expenses	(210,042)	(460,029)	(645,985)
Eletrobras compulsory loan recovery		1,391,280
Results in operations with subsidiary and joint ventures		(162,913)
Impairment of financial assets	(81)	357	(64,132)
Impairment of non-financial assets	0	0	(411,925)
Equity in earnings of unconsolidated companies	1,151,827	563,158	152,569
INCOME BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	17,751,453	21,023,022	5,194,385
Financial income	606,362	249,024	194,092
Financial expenses	(1,563,158)	(1,433,087)	(1,448,461)
Bonds repurchase expenses		(264,687)	(239,273)
Tax credits monetary update		788,741
Exchange variations, net	(974,709)	(108,373)	(204,291)
Gains and losses on derivative financial instruments, net	39,079	17,928	(774)
INCOME BEFORE TAXES	15,859,027	20,272,568	3,495,678
Current	(3,709,414)	(4,306,223)	(908,051)
Deferred	(670,061)	(407,407)	(199,573)
Income and social contribution taxes	(4,379,475)	(4,713,630)	(1,107,624)
NET INCOME	11,479,552	15,558,938	2,388,054
ATTRIBUTABLE TO:
Owners of the parent	11,425,512	15,494,111	2,365,763
Non-controlling interests	54,040	64,827	22,291
NET INCOME	R$ 11,479,552	R$ 15,558,938	R$ 2,388,054
EARNINGS PER SHARE
Diluted earnings per share - (R$)	R$ 6.50	R$ 9.04	R$ 1.38
Preferred shares
ATTRIBUTABLE TO:
Owners of the parent	R$ 7,503,473	R$ 10,296,100	R$ 1,570,146
EARNINGS PER SHARE
Basic earnings per share - (R$)	R$ 6.53	R$ 9.09	R$ 1.39
Diluted earnings per share - (R$)	R$ 6.50	R$ 9.04	R$ 1.38
Common shares
ATTRIBUTABLE TO:
Owners of the parent	R$ 3,922,039	R$ 5,198,011	R$ 795,617
EARNINGS PER SHARE
Basic earnings per share - (R$)	R$ 6.53	R$ 9.09	R$ 1.39
Diluted earnings per share - (R$)	R$ 6.50	R$ 9.04	R$ 1.38